Financial Instruments	3 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

Note 5:- Financial Instruments

Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2	Level 3
	U.S Dollars in thousands
March 31, 2026
Derivatives instruments	$-	$7	$-
Contingent consideration	$-	$-	$(23,776)

March 31, 2025
Derivatives instruments	-	$(154)	$-
Contingent consideration	$-	$-	$(24,216)

December 31, 2025
Derivatives instruments	$-	$197	$-
Contingent consideration	$-	$-	$(23,237)

During the three months ended on March 31, 2026, there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.